Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Income Tax Assets And Liabilities [Line Items]
Accrued liabilities and reserves	$ 102,933	$ 108,287
Allowance for doubtful accounts	19,756	14,212
Inventory	206,826	174,499
Post-retirement benefits	6,268	11,119
Natural gas hedges		221
Net operating loss carryforward	12,859	15,033
Tax credit carryforwards	56,185	28,600
Total deferred tax assets	404,827	351,971
Holdbacks and amounts not due under contracts	(16,582)	(17,523)
Cumulative translation adjustments	(1,403)	(1,600)
Commodity hedges	(805)
Intangibles	(210,791)	(233,413)
Property, plant and equipment	(610,451)	(475,176)
Total deferred tax liabilities	(840,032)	(727,712)
Total net deferred tax liabilities	$ (435,205)	$ (375,741)